Income Taxes (Deferred Tax Assets Or Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	$ 201.3	$ 226.6
Deferred Tax Liabilities, Gross	208.8	205.3
Net deferred tax (liability) asset	(30.4)	(5.3)
Valuation allowance	(22.9)	(26.6)
Total deferred taxes, Assets	178.4	200.0
Property, plant and equipment
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	5.9	6.9
Deferred Tax Liabilities, Gross	57.3	54.3
Inventories
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	3.3	2.8
Deferred Tax Liabilities, Gross	22.1	26.5
Accrued expenses
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	93.3	96.8
Deferred Tax Liabilities, Gross	0.3	0.0
Net operating losses and other tax carryforwards
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	48.2	57.2
Deferred Tax Liabilities, Gross	0.0	0.0
Pension cost and other post-retirement benefits
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	31.4	33.6
Deferred Tax Liabilities, Gross	0.9	0.9
Subsidiary stock basis
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	0.0	2.0
Deferred Tax Liabilities, Gross	0.0	0.0
Intangible assets
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	1.1	1.2
Deferred Tax Liabilities, Gross	107.6	107.3
Derivative financial instruments
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	9.9	14.0
Deferred Tax Liabilities, Gross	1.7	1.7
Tax on undistributed earnings
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	0.0	0.0
Deferred Tax Liabilities, Gross	9.2	6.9
Uncertain tax positions
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	5.3	7.1
Deferred Tax Liabilities, Gross	0.0	0.0
Other
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	2.9	5.0
Deferred Tax Liabilities, Gross	$ 9.7	$ 7.7